EXHIBIT 99.10

Clayton Loan Level Tape Compare Upload

Client Name:	Verus
Client Project Name:	Verus 2020-4
Start - End Dates:	3/2017 - 3/2020
Deal Loan Count:	147

Loan Level Tape Compare Upload

Loans in Report	147

Loan Number	Field Name	Tape Data	Reviewer Data
730219	Borrower 1 First Time Home Buyer	Yes	No
730219	Debt to Income Ratio (Back)	53.5070	44.7950
730219	Debt to Income Ratio (Front)	38.7170	32.4137
732169	Debt to Income Ratio (Back)	41.0330	28.9413
732169	Debt to Income Ratio (Front)	41.0330	28.9413
733315	Borrower 1 Self Employed Flag	No	Yes
733315	Debt to Income Ratio (Back)	48.4340	45.0328
733666	Debt to Income Ratio (Back)	44.1780	48.5604
733666	Debt to Income Ratio (Front)	35.3720	39.3182
734401	Debt to Income Ratio (Back)	54.9560	48.9711
734401	Debt to Income Ratio (Front)	47.3900	41.3231
735953	Debt to Income Ratio (Back)	37.5530	48.5503
735953	Debt to Income Ratio (Front)	30.6300	21.2839
737998	Borrower 1 Self Employed Flag	No	Yes
737998	Debt to Income Ratio (Back)	49.3120	42.9234
737998	Debt to Income Ratio (Front)	38.9040	32.5154
737999	Debt to Income Ratio (Back)	12.6140	25.7252
738001	Debt to Income Ratio (Back)	46.8670	41.5691
738001	Debt to Income Ratio (Front)	38.2530	32.9550
739065	Debt to Income Ratio (Back)	41.4350	35.5355
739782	Combined LTV	72	75
739782	Debt to Income Ratio (Back)	49.9540	53.5251
739782	Original LTV	72	75
740949	Documentation Type	Alt Doc	No Ratio
740949	Loan Purpose	Rate and Term Refi	Cashout Refi
740950	Debt to Income Ratio (Back)	43.8990	35.0568
740950	Debt to Income Ratio (Front)	34.1070	25.2651
740962	Borrower 1 First Time Home Buyer	Yes	No
740962	Borrower 2 Self Employed Flag	No	Yes
740962	Debt to Income Ratio (Back)	45.4670	36.0264
740962	Debt to Income Ratio (Front)	40.2580	30.8176
741626	Debt to Income Ratio (Back)	39.9540	33.0259
741626	Debt to Income Ratio (Front)	19.6940	13.2581
741630	Debt to Income Ratio (Back)	49.5860	39.9515
741630	Debt to Income Ratio (Front)	37.8570	32.7215
742533	Debt to Income Ratio (Back)	46.0420	40.3706
742533	Debt to Income Ratio (Front)	32.4600	25.8377
742543	Combined LTV	75	68
742543	Debt to Income Ratio (Back)	45.4190	48.6927
742543	Original LTV	75	68
742546	Borrower 1 Self Employed Flag	No	Yes
742549	Documentation Type	Alt Doc	No Ratio
742561	Borrower 1 Self Employed Flag	No	Yes
742561	Debt to Income Ratio (Back)	36.2900	44.2418
743017	Borrower 1 Self Employed Flag	No	Yes
743017	Debt to Income Ratio (Back)	12.0590	6.3296
743534	Debt to Income Ratio (Back)	42.3740	44.6192
743540	Borrower 2 Self Employed Flag	No	Yes
743540	Debt to Income Ratio (Back)	42.7530	27.0472
743544	Loan Purpose	Cashout Refi	Rate and Term Refi
743551	Documentation Type	Alt Doc	No Ratio
743567	Debt to Income Ratio (Back)	49.9850	42.7809
743567	Debt to Income Ratio (Front)	45.0800	37.8756
743570	Debt to Income Ratio (Back)	46.4520	40.4675
743570	Debt to Income Ratio (Front)	42.6080	36.6228
743574	Debt to Income Ratio (Front)	39.2310	33.4402
743575	Documentation Type	Alt Doc	No Ratio
743581	Combined LTV	75	72
743581	Debt to Income Ratio (Back)	49.8610	37.2344
743581	Debt to Income Ratio (Front)	36.0090	0.0000
743581	Original LTV	75	72
743583	Debt to Income Ratio (Back)	49.8510	47.5974
743586	Debt to Income Ratio (Back)	52.2800	49.1568
744809	Documentation Type	Alt Doc	No Ratio
744819	Debt to Income Ratio (Back)	39.1620	31.2191
744819	Debt to Income Ratio (Front)	28.7890	20.9462
744825	Borrower 1 Self Employed Flag	No	Yes
744840	Debt to Income Ratio (Back)	40.2500	33.8245
744840	Debt to Income Ratio (Front)	22.7730	16.4254
745966	Debt to Income Ratio (Back)	34.5890	50.7105
745970	Debt to Income Ratio (Back)	34.3450	29.0770
745971	Borrower 1 First Time Home Buyer	No	Yes
734569	Loan Purpose	Rate and Term Refi	Cashout Refi
734577	Loan Purpose	Rate and Term Refi	Cashout Refi
735425	Property Type	Detached PUD	SFR
738493	Debt to Income Ratio (Back)	40.0410	31.3584
738496	Property Type	Detached PUD	SFR
739085	Property Type	Detached PUD	SFR
741371	Original Appraised Value	xxxxxx	xxxxxx
741371	Property Type	Detached PUD	2 Family
741371	Property Zip	xxxxxx	xxxxxx
742781	Maturity Date	xxxxxx	xxxxxx
742784	Debt to Income Ratio (Back)	42.5220	36.0893
742784	Number of Units	1	2
742784	Property Type	Detached PUD	2 Family
742789	Debt to Income Ratio (Back)	27.9950	21.8111
742789	Property Type	Detached PUD	SFR
744157	Property Type	Low Rise Condo (1-4)	High Rise Condo (9+)
744158	Loan Purpose	Rate and Term Refi	Cashout Refi
744158	Property Type	Detached PUD	SFR
741895	Debt to Income Ratio (Back)	43.7820	37.0850
741895	Debt to Income Ratio (Front)	34.5750	28.3712
709099	Property Type	SFR	Detached PUD
709125	Representative Credit Score for Grading	736	764

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